Commitments and Contingencies (Table) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
December 31, 2020	$ 236,876
December 31, 2021	172,068
December 31, 2022	142,411
December 31, 2023	106,747
Thereafter	51,698
Total minimum lease revenue, net of address commissions	$ 709,800